Employee Benefit Plan, Subsequent Event - EBP 009 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Apr. 21, 2026
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	SUBSEQUENT EVENTS:
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015 through August 7, 2019. On April 21, 2026, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust a final distribution in the amount of $1.2 million (unaudited). These funds were received in suspense by the Kraft Heinz Savings Plan. The portion of this distribution allocable to the Plan is not yet known.

EBP, Fully Benefit-Responsive Investment Contract	GUARANTEED INVESTMENT CONTRACTS HELD BY MASTER TRUST:
The Master Trust holds investments in synthetic GICs as part of the Interest Income Fund investment option.
The synthetic GICs provide a fixed return on principal over a specified period of time through fully benefit-responsive investment contracts or wrapper contracts issued by a third party. The portfolio of assets underlying the synthetic GICs includes mortgage-backed securities, U.S. government securities, asset-backed securities, corporate bonds, agency bonds, and a short-term investment fund in 2025 and 2024. The contract value of the synthetic GICs held by the Master Trust was $222.5 million and $227.6 million as of December 31, 2025 and December 31, 2024, respectively.
The crediting interest rates for the synthetic GICs are calculated on a monthly basis (or more frequently if necessary) using the contract value and the value, yield, and duration of the underlying securities, but cannot be less than zero.
There are certain events not initiated by Plan participants that limit the ability of the Plan to transact with the issuer of a synthetic GIC at its contract value. Specific coverage provided by each synthetic GIC may be different from each issuer, and can be found in the individual synthetic GICs held by the Plan. Examples of these events include, but are not limited to: the Plan’s failure to qualify under the Code; full or partial termination of the Plan; involuntary termination of employment as a result of a corporate merger, divestiture, spin-off, or other significant business restructuring, which may include early retirement incentive programs or bankruptcy; changes to the Plan’s administration that decrease employee or employer contributions, including the establishment of a competing plan by the
Plan sponsor, the introduction of a competing investment option, or other Plan amendments that have not been approved by the contract issuers; dissemination of a participant communication that is designed to induce participants to transfer assets from the stable value option; and events resulting in a material and adverse financial impact on the contract issuer, including changes in the Code, laws, or regulations.
As of the date of this filing, EBAB does not believe that the occurrence of any of these events, which would limit the Plan’s ability to transact with the issuer of a synthetic GIC at its contract value with participants, is probable.
Contract issuers are not allowed to terminate any of the above synthetic GICs and settle at an amount different from contract value unless there is a breach of the contract that is not corrected within the applicable cure period. Actions that will result in a breach (after any relevant cure period) include, but are not limited to: material misrepresentation; failure to pay synthetic GIC fees or any other payment due under the contract; and failure to adhere to investment guidelines.

EBP, Cash received for legal settlement		$ 1.2
EBP, Fully Benefit-Responsive Investment Contract	GUARANTEED INVESTMENT CONTRACTS HELD BY MASTER TRUST:
The Master Trust holds investments in synthetic GICs as part of the Interest Income Fund investment option.
The synthetic GICs provide a fixed return on principal over a specified period of time through fully benefit-responsive investment contracts or wrapper contracts issued by a third party. The portfolio of assets underlying the synthetic GICs includes mortgage-backed securities, U.S. government securities, asset-backed securities, corporate bonds, agency bonds, and a short-term investment fund in 2025 and 2024. The contract value of the synthetic GICs held by the Master Trust was $222.5 million and $227.6 million as of December 31, 2025 and December 31, 2024, respectively.
The crediting interest rates for the synthetic GICs are calculated on a monthly basis (or more frequently if necessary) using the contract value and the value, yield, and duration of the underlying securities, but cannot be less than zero.
There are certain events not initiated by Plan participants that limit the ability of the Plan to transact with the issuer of a synthetic GIC at its contract value. Specific coverage provided by each synthetic GIC may be different from each issuer, and can be found in the individual synthetic GICs held by the Plan. Examples of these events include, but are not limited to: the Plan’s failure to qualify under the Code; full or partial termination of the Plan; involuntary termination of employment as a result of a corporate merger, divestiture, spin-off, or other significant business restructuring, which may include early retirement incentive programs or bankruptcy; changes to the Plan’s administration that decrease employee or employer contributions, including the establishment of a competing plan by the
Plan sponsor, the introduction of a competing investment option, or other Plan amendments that have not been approved by the contract issuers; dissemination of a participant communication that is designed to induce participants to transfer assets from the stable value option; and events resulting in a material and adverse financial impact on the contract issuer, including changes in the Code, laws, or regulations.
As of the date of this filing, EBAB does not believe that the occurrence of any of these events, which would limit the Plan’s ability to transact with the issuer of a synthetic GIC at its contract value with participants, is probable.
Contract issuers are not allowed to terminate any of the above synthetic GICs and settle at an amount different from contract value unless there is a breach of the contract that is not corrected within the applicable cure period. Actions that will result in a breach (after any relevant cure period) include, but are not limited to: material misrepresentation; failure to pay synthetic GIC fees or any other payment due under the contract; and failure to adhere to investment guidelines.